UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-22026

The Gabelli ESG Fund, Inc.

(Exact name of registrant as specified in charter)

One Corporate Center

Rye, New York 10580-1422

(Address of principal executive offices) (Zip code)

Bruce N. Alpert
Gabelli Funds, LLC
One Corporate Center

Rye, New York 10580-1422

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-422-3554

Date of fiscal year end: March 31

Date of reporting period: March 31, 2022

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	The Report to Shareholders is attached herewith.

Gabelli ESG Fund, Inc.

Annual Report — March 31, 2022

(Y)our Portfolio Management Team

Christopher C. Desmarais Portfolio Manager BA, Fairfield University	Christopher J. Marangi Co-Chief Investment Officer BA, Williams College MBA, Columbia	Kevin V. Dreyer Co-Chief Investment Officer BSE, University of Pennsylvania MBA, Columbia Business School	Ian Lapey Portfolio Manager BA, Williams College MS, Northeastern University MBA, New York University	Melody Prenner Bryant Portfolio Manager BA, Binghamton University

To Our Shareholders,

For the fiscal year ended March 31, 2022, the net asset value (NAV) total return per Class AAA Share of the Gabelli ESG Fund was 2.5% compared with a total return of 15.7% for the Standard & Poor’s (S&P) 500 Index. Other classes of shares are available. See page 3 for performance information for all classes of shares.

Enclosed are the financial statements, including the schedule of investments, as of March 31, 2022.

Investment Objective and Strategy

The Fund’s investment objective is capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The portfolio managers employ a social screening overlay process at the time of investment to identify companies that meet the Fund’s social responsibility guidelines. As bottom up stock pickers, we are generally not making calls on the direction of rates or any other macro variable. Our process favors companies that can thrive in any climate, for example, those with pricing power, solid balance sheets, and adaptable management.

As permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Fund’s website (www.gabelli.com), and you will be notified by mail each time a report is posted and provided with a website link to access the report. If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. To elect to receive all future reports on paper free of charge, please contact your financial intermediary, or, if you invest directly with the Fund, you may call 800-422-3554 or send an email request to info@gabelli.com.

Performance Discussion (Unaudited)

The winter surge in COVID cases to end 2021 had us feeling that we have passed this way before. Volatility also returned, due in part to the emergence of the Omicron variant, exacerbated by the anticipated removal of fiscal and monetary support for the economy. Workers benefited from a tight labor market but suffered through a jump in the cost of just about everything. In-person gatherings, work, commerce, and sporting events resumed, and medical innovation laid the groundwork for society to live alongside COVID rather than in fear of it.

Markets declined in the first quarter of 2022 with the S&P 500 Index falling 4.6%, the first quarterly drop since the severe market downturn in Q1 2020 when COVID-19 was first detected in the U.S. Two years of a macro environment underpinned by economic reopening and expansion was finally replaced by one with significantly elevated inflation, rising interest rates, and the first major war in Europe in over 70 years. The human toll of these events is horrific and tragic, and the economic costs are also significant and borne unequally by companies.

The combination of inflation, lapsing fiscal stimulus, and tighter monetary conditions would argue for both lower earnings growth and lower multiples. Earnings have so far remained resilient, as consumer and corporate demand is strong and price increases are generally going through, but the cure for higher prices may ultimately be higher prices, i.e., demand destruction and a possible recession.

We continue to use bottom-up research to seek excellent businesses that are trading below Private Market Value with one or more catalysts in place to surface value. M&A and financial engineering activity continue to be robust. We hold a diversified portfolio of quality companies that share many attributes: revenue growth prospects, high and growing margins, strong free cash flow generation, and pricing power. While the outlook for the market is uncertain, we don’t buy the market – we are bottom-up investors and buy individual stocks, and we are bullish on the prospects for our holdings.

During the fiscal year ended March 31, 2022, the largest contributor to returns was Evoqua Water Technologies Corp. (+79% total return, 2.5% of net assets as of March 31, 2022), which benefited from the Biden administration’s commitment to infrastructure investment. Alphabet Inc. (+35%, 3.9%) followed closely behind. The search engine titan grew in line with an increase in advertising spending and elevated levels of consumer activity online, especially in anticipation of increased travel and lodging activity as COVID trails off. CNH Industrial NV (+18%, 4.8%) completed the spin-off of its on-highway truck business at year end 2021, leaving the remaining company focused on agricultural equipment, including the technology to implement more sustainable farming. In March, American Express Co. (+33%, 2.6%) provided a strong outlook at its investor day due to investments made during the pandemic, the positive impact on billings from inflation, and the return to a more robust environment for travel and lodging.

Some of our weaker performing stocks during the year were: PayPal (-52%, 0.5%), the largest drag on returns for the fiscal year. The company saw a lower than expected payback on accounts added in 2020-21 and shifted its strategy to pursue increased engagement from existing customers rather than growing the number of new accounts. This prompted management to lower expectations for 2022 as the shift will take time to produce a return on investment. Xylem Inc. (-18%, 3.2%) followed behind as it experienced constrained revenue and profitability owing to the shortage in semiconductors, which has prevented it from meeting delivery commitments. The Hain Celestial Group Inc. (-21%, 0.4%) fell in the period primarily from cost pressures related to inflation. Hain, a health and wellness focused food producer, was not alone in experiencing these cost constraints. Danone SA (-16%, 0.8%) has dealt with similar high input costs as inflation has risen.

Thank you for your investment in the Gabelli ESG Fund.

We appreciate your confidence and trust.

The views expressed reflect the opinions of the Fund’s portfolio managers and Gabelli Funds, LLC, the Adviser, as of the date of this report and are subject to change without notice based on changes in market, economic, or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Comparative Results

Average Annual Returns through March 31, 2022 (a)(b) (Unaudited)

Total returns and average annual returns reflect changes in share price, reinvestment of distributions, and are net of expenses.

	1 Year	3 Year	5 Year	10 Year	Since Inception (6/1/07)
Class AAA (ESGGX)	2.53%	11.94%	7.40%	8.14%	6.61%
S&P 500 Index (c)	15.65	18.92	15.99	14.64	9.78
S&P 500 ESG Index (c)	19.32	21.26	17.40	15.14	N/A
Class A (ESGHX)	2.54	11.93	7.41	8.14	6.61
With sales charge (d)	(3.36)	9.74	6.14	7.50	6.19
Class C (ESGJX)	2.55	11.77	6.98	7.53	5.94
Class I (ESGKX)	2.52	12.01	7.55	8.35	6.83

(a)	The Fund’s fiscal year ends March 31.

(b)	Returns would have been lower had the Adviser not reimbursed certain expenses of the Fund. The Fund imposes a 2% redemption fee on shares sold or exchanged within seven days of purchase.

(c)	The S&P 500 Index is a market capitalization weighted index of 500 large capitalization stocks commonly used to represent the U.S. equity market. The S&P 500 ESG Index is a market capitalization weighted, broad based index of large capitalization stocks meeting sustainability criteria, while maintaining similar overall industry weights as the S&P 500. Dividends are considered reinvested. You cannot invest directly in an index.

(d)	Performance results include the effect of the maximum 5.75% sales charge at the beginning of the period.

In the current prospectuses dated July 29, 2021, the gross expense ratios for Class AAA, A, C, and I are 1.91%, 1.91%, 2.66%, and 1.66%, respectively, and the net expense ratios for all share classes after contractual reimbursements by the Adviser is 0.90%. See page 12 for the expense ratios for the year ended March 31, 2022. The contractual reimbursements are in effect through July 31, 2022. Class AAA and I Shares do not have a sales charge. The maximum sales charge for Class A Shares is 5.75%.

Investors should carefully consider the investment objectives, risks, charges, and expenses of the Fund before investing. The prospectuses contain information about these and other matters and should be read carefully before investing. To obtain a prospectus, please visit our website at www.gabelli.com.

Returns represent past performance and do not guarantee future results. Investment returns and the principal value of an investment will fluctuate. When shares are redeemed, they may be worth more or less than their original cost. Current performance may be lower or higher than the performance data presented. Visit www.gabelli.com for performance information as of the most recent month end.

COMPARISON OF CHANGE IN VALUE OF A $10,000 INVESTMENT IN

GABELLI ESG FUND, INC. (CLASS AAA SHARES), S&P 500 INDEX AND S&P 500 ESG INDEX

(Unaudited)

Average Annual Total Returns*
	1 Year	5 Year	10 Year
Class AAA	2.53%	7.40%	8.14%

* Past performance is not predictive of future results. The performance tables and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.

Gabelli ESG Fund, Inc.

Disclosure of Fund Expenses (Unaudited)

For the Six Month Period from October 1, 2021 through March 31, 2022	Expense Table

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of a fund. When a fund’s expenses are expressed as a percentage of its average net assets, this figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The Expense Table below illustrates your Fund’s costs in two ways:

Actual Fund Return: This section provides information about actual account values and actual expenses. You may use this section to help you to estimate the actual expenses that you paid over the period after any fee waivers and expense reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return during the past six months, and the “Expenses Paid During Period” shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your Fund under the heading “Expenses Paid During Period” to estimate the expenses you paid during this period.

Hypothetical 5% Return: This section provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio. It assumes a hypothetical annualized return of 5% before expenses during the period shown. In this case – because the hypothetical return used is not the Fund’s actual return – the results do not apply to your investment and you cannot use the hypothetical account value and expense to estimate the actual ending account balance or expenses you paid for the period. This example is useful in making comparisons of the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs such as sales charges (loads), redemption fees, or exchange fees, if any, which are described in the Prospectus. If these costs were applied to your account, your costs would be higher. Therefore, the 5% hypothetical return is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. The “Annualized Expense Ratio” represents the actual expenses for the last six months and may be different from the expense ratio in the Financial Highlights which is for the fiscal year ended March 31, 2022.

	Beginning Account Value 10/01/21	Ending Account Value 03/31/22	Annualized Expense Ratio	Expenses Paid During Period *
The Gabelli ESG Fund, Inc.
Actual Fund Return
Class AAA	$1,000.00	$958.70	0.91%	$4.44
Class A	$1,000.00	$958.60	0.91%	$4.44
Class C	$1,000.00	$959.20	0.91%	$4.44
Class I	$1,000.00	$958.70	0.91%	$4.44
Hypothetical 5% Return
Class AAA	$1,000.00	$1,020.39	0.91%	$4.58
Class A	$1,000.00	$1,020.39	0.91%	$4.58
Class C	$1,000.00	$1,020.39	0.91%	$4.58
Class I	$1,000.00	$1,020.39	0.91%	$4.58

*	Expenses are equal to the Fund’s annualized expense ratio for the last six months multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year (182 days), then divided by 365.

Summary of Portfolio Holdings (Unaudited)

The following table presents portfolio holdings as a percent of net assets as of March 31, 2022:

The Gabelli ESG Fund Inc.

Financial Services	18.9%	Equipment and Supplies	2.5%
Health Care	10.8%	Consumer Services	2.3%
Machinery	8.4%	Retail	1.6%
Computer Software and Services	7.7%	Semiconductors	1.6%
Food	7.3%	Cable and Satellite	1.5%
Environmental Services	5.8%	Beverage	1.3%
Consumer Products	4.9%	Telecommunications	1.0%
Energy and Utilities	4.4%	Computer Hardware	0.9%
U.S. Government Obligations	4.3%	Broadcasting	0.6%
Diversified Industrial	3.2%	Automotive: Parts and Accessories	0.4%
Automotive	3.0%	Business Services	0.1%
Entertainment	2.9%	Airlines	0.1%
Specialty Chemicals	2.8%	Other Assets and Liabilities (Net)	(0.9)%
Building and Construction	2.6%		100.0%

The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission (the SEC) for the first and third quarters of each fiscal year on Form N-PORT. Shareholders may obtain this information at www.gabelli.com or by calling the Fund at 800-GABELLI (800-422-3554). The Fund’s Form N-PORT is available on the SEC’s website at www.sec.gov and may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

Proxy Voting

The Fund files Form N-PX with its complete proxy voting record for the twelve months ended June 30, no later than August 31 of each year. A description of the Fund’s proxy voting policies, procedures, and how the Fund voted proxies relating to portfolio securities is available without charge, upon request, by (i) calling 800-GABELLI (800-422-3554); (ii) writing to The Gabelli Funds at One Corporate Center, Rye, NY 10580-1422; or (iii) visiting the SEC’s website at www.sec.gov.

Gabelli ESG Fund, Inc.

Schedule of Investments — March 31, 2022

Shares		Cost	Market Value
	COMMON STOCKS — 96.6%
	Airlines — 0.1%
1,000	Delta Air Lines Inc.†	$35,474	$39,570

	Automotive — 3.0%
8,175	Daimler Truck Holding AG†	224,431	228,170
1,900	General Motors Co.†	98,386	83,106
13,600	Iveco Group NV†	85,172	89,518
4,000	Mercedes-Benz Group AG	201,129	282,359
2,270	Toyota Motor Corp., ADR	286,295	409,167
		895,413	1,092,320
	Automotive: Parts and Accessories — 0.4%
1,060	Aptiv plc†	150,914	126,893

	Beverage — 1.3%
5,200	Danone SA	350,352	287,798
2,825	The Coca-Cola Co.	132,653	175,150
		483,005	462,948

	Broadcasting — 0.6%
5,000	Liberty Media Corp.- Liberty SiriusXM, Cl. C†	214,119	228,650

	Building and Construction — 2.6%
14,750	Canfor Corp.†	326,529	303,932
1,270	Cavco Industries Inc.†	271,522	305,879
1,295	Jacobs Engineering Group Inc.	139,954	178,464
2,000	Johnson Controls International plc	52,865	131,140
		790,870	919,415
	Business Services — 0.1%
125	Mastercard Inc., Cl. A	42,348	44,673

	Cable and Satellite — 1.5%
9,850	Comcast Corp., Cl. A	191,754	461,177
3,850	EchoStar Corp., Cl. A†	117,776	93,709
		309,530	554,886
	Computer Hardware — 0.9%
2,400	International Business
	Machines Corp.	306,005	312,048

	Computer Software and Services — 7.7%
496	Alphabet Inc., Cl. A†	551,005	1,379,550
2,850	Cisco Systems Inc.	127,862	158,916
2,600	Dell Technologies Inc., Cl. C†	90,523	130,494
5,200	Dun & Bradstreet Holdings Inc.†	109,646	91,104
10,000	Hewlett Packard Enterprise Co.	130,822	167,100
975	Microsoft Corp.	120,772	300,602
5,550	NortonLifeLock Inc.	106,389	147,186
Shares		Cost	Market Value
600	salesforce.com Inc.†	$151,420	$127,392
1,175	SAP SE, ADR	160,570	130,378
1,075	VMware Inc., Cl. A	80,037	122,410
		1,629,046	2,755,132
	Consumer Products — 4.9%
4,000	Church & Dwight Co. Inc.	392,357	397,520
5,000	Edgewell Personal Care Co.	184,000	183,350
11,425	Sony Group Corp., ADR	469,495	1,173,462
		1,045,852	1,754,332
	Consumer Services — 2.3%
8,500	Resideo Technologies Inc.†	85,979	202,555
13,000	Terminix Global Holdings Inc.†	399,711	593,190
1,250	Uber Technologies Inc.†	48,438	44,600
		534,128	840,345
	Diversified Industrial — 3.2%
11,150	ABB Ltd., ADR	304,066	360,591
1,040	Agilent Technologies Inc.	81,038	137,623
8,000	Bollore SE	42,437	42,073
2,000	Carrier Global Corp.	88,837	91,740
12,500	Flex Ltd.†	230,777	231,875
1,970	Siemens AG, ADR	138,828	136,206
500	Union Pacific Corp.	80,692	136,605
		966,675	1,136,713
	Energy and Utilities — 4.4%
18,400	NextEra Energy Inc.	712,796	1,558,664

	Entertainment — 2.9%
1,000	Madison Square Garden Sports Corp.†	175,989	179,360
1,445	The Walt Disney Co.†	163,184	198,196
9,800	Universal Music Group NV	214,992	262,304
30,000	Vivendi SE	353,896	392,940
		908,061	1,032,800
	Environmental Services — 5.8%
2,850	Ecolab Inc.	577,585	503,196
19,199	Evoqua Water Technologies Corp.†	210,806	901,969
3,000	Waste Connections Inc.	87,896	419,100
1,500	Waste Management Inc.	238,255	237,750
		1,114,542	2,062,015
	Equipment and Supplies — 2.5%
600	3M Co.	116,481	89,328
42,000	Ardagh Metal Packaging SA†	414,903	341,460
10,000	Mueller Water Products Inc., Cl. A	32,736	129,200
580	Parker-Hannifin Corp.	76,646	164,581
4,500	Ranpak Holdings Corp.†	35,975	91,935

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — March 31, 2022

Shares		Cost	Market Value
	COMMON STOCKS (Continued)
	Equipment and Supplies (Continued)
500	Watts Water Technologies Inc., Cl. A	$16,713	$69,795
		693,454	886,299

	Financial Services — 18.9%
51,730	Aegon NV	236,756	274,801
8,300	Ally Financial Inc.	223,475	360,884
5,000	American Express Co.	468,638	935,000
31,000	Banco Bilbao Vizcaya Argentaria SA	169,085	178,670
85,000	Barclays plc	189,888	165,592
27,000	Commerzbank AG†	189,985	206,901
13,196	Credit Agricole SA	161,836	158,915
62,300	Daiwa Securities Group Inc.	308,158	354,487
399	Diamond Hill Investment Group Inc.	75,243	74,733
1,500	Franklin Resources Inc.	38,016	41,880
18,100	ING Groep NV	138,273	190,440
1,350	Intercontinental Exchange Inc.	181,352	178,362
8,400	Janus Henderson Group plc	181,494	294,168
15,500	Kinnevik AB, Cl. B†	326,757	408,007
111,893	NatWest Group plc	300,387	317,348
6,516	NN Group NV	278,986	330,574
1,700	PayPal Holdings Inc.†	66,607	196,605
2,503	S&P Global Inc.	897,767	1,026,680
1,600	Shinhan Financial Group Co. Ltd., ADR†	50,634	53,488
1,144	Societe Generale SA	29,054	30,955
18,300	Standard Chartered plc	112,417	122,651
3,850	State Street Corp.	225,632	335,412
6,950	The Bank of New York Mellon Corp.	337,863	344,928
500	The PNC Financial Services Group Inc.	56,351	92,225
1,700	Webster Financial Corp.	97,519	95,404
		5,342,173	6,769,110
	Food — 7.3%
10,000	Mondelēz International Inc., Cl. A	283,219	627,800
9,600	Nestlé SA	544,488	1,248,764
4,300	The Hain Celestial Group Inc.†	87,016	147,920
13,000	Unilever plc, ADR	496,747	592,410
		1,411,470	2,616,894
	Health Care — 10.8%
3,000	Baxter International Inc.	235,483	232,620
600	Becton, Dickinson and Co.	141,536	159,600
13,500	Bristol-Myers Squibb Co.	664,036	985,905
Shares		Cost	Market Value
500	Cigna Corp.	$79,317	$119,805
1,400	GlaxoSmithKline plc, ADR	55,965	60,984
625	HCA Healthcare Inc.	70,423	156,637
5,500	Henry Schein Inc.†	324,467	479,545
275	Illumina Inc.†	86,733	96,085
570	Laboratory Corp. of America
	Holdings†	162,397	150,286
3,700	Medtronic plc	342,991	410,515
1,675	Merck & Co. Inc.	134,799	137,434
1,295	Vertex Pharmaceuticals Inc.†	311,247	337,956
2,835	Zoetis Inc.	164,279	534,653
		2,773,673	3,862,025
	Machinery — 8.4%
715	Caterpillar Inc.	111,177	159,316
107,400	CNH Industrial NV	923,899	1,703,364
13,500	Xylem Inc.	325,002	1,151,010
		1,360,078	3,013,690
	Retail — 1.6%
2,170	Lowe’s Companies Inc.	250,415	438,752
1,025	NIKE Inc., Cl. B	152,366	137,924
		402,781	576,676
	Semiconductors — 1.6%
780	Applied Materials Inc.	104,575	102,804
6,700	Intel Corp.	358,723	332,052
445	NVIDIA Corp.	21,012	121,423
		484,310	556,279
	Specialty Chemicals — 2.8%
1,200	Air Products and Chemicals Inc.	327,377	299,892
4,925	International Flavors & Fragrances Inc.	598,848	646,800
4,300	Momentive Global Inc.†	91,987	69,918
		1,018,212	1,016,610
	Telecommunications — 1.0%
575	American Tower Corp., REIT	151,963	144,451
2,400	SoftBank Group Corp., ADR	52,068	53,544
9,400	Vodafone Group plc, ADR	154,515	156,228
		358,546	354,223

	TOTAL COMMON STOCKS	23,983,475	34,573,210

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Schedule of Investments (Continued) — March 31, 2022

Principal Amount		Cost	Market Value
	U.S. GOVERNMENT OBLIGATIONS — 4.3%
$1,535,000	U.S. Treasury Bills, 0.217% to 0.509%††, 05/05/22 to 06/30/22	$1,533,582	$1,533,634

	TOTAL INVESTMENTS — 100.9%	$25,517,057	36,106,844

	Other Assets and Liabilities (Net) — (0.9)%		(322,335)

	NET ASSETS — 100.0%		$35,784,509

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.

ADR	American Depositary Receipt
REIT	Real Estate Investment Trust

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Assets and Liabilities

March 31, 2022

Assets:
Investments, at value (cost $25,517,057)	$36,106,844
Cash	24,698
Receivable for investments sold	456,058
Receivable for Fund shares sold	1,420
Receivable from Adviser	28,452
Dividends and interest receivable	140,718
Prepaid expenses	25,059
Total Assets	36,783,249
Liabilities:
Payable for investments purchased	891,052
Payable for Fund shares redeemed	1,528
Payable for investment advisory fees	30,088
Payable for distribution fees	5,761
Payable for payroll expenses	864
Other accrued expenses	69,447
Total Liabilities	998,740
Net Assets
(applicable to 2,610,893 shares outstanding)	$35,784,509
Net Assets Consist of:
Paid-in capital	$24,322,094
Total distributable earnings	11,462,415
Net Assets	$35,784,509
Shares of Capital Stock, each at $0.001 par value:
Class AAA:
Net Asset Value, offering, and redemption price per share ($9,981,607 ÷ 732,523 shares outstanding)	$13.63
Class A:
Net Asset Value and redemption price per share ($10,647,060 ÷ 782,362 shares outstanding)	$13.61
Maximum offering price per share (NAV ÷ 0.9425, based on maximum sales charge of 5.75% of the offering price)	$14.44
Class C:
Net Asset Value and redemption price per share ($1,679,401 ÷ 140,823 shares outstanding)	$11.93
Class I:
Net Asset Value, offering, and redemption price per share ($13,476,441 ÷ 955,185 shares outstanding)	$14.11

Statement of Operations

For the Year Ended March 31, 2022

Investment Income:
Dividends (net of foreign withholding taxes of $84,796)	$570,439
Interest	1,030
Total Investment Income	571,469
Expenses:
Investment advisory fees	396,488
Distribution fees - Class AAA	27,268
Distribution fees - Class A	29,620
Distribution fees - Class C	24,387
Legal and audit fees	70,340
Registration expenses	60,834
Shareholder communications expenses	27,030
Directors’ fees	25,000
Shareholder services fees	20,119
Custodian fees	11,324
Payroll expenses	2,273
Tax expense	1,232
Interest expense	215
Miscellaneous expenses	17,991
Total Expenses	714,121
Less:
Expense reimbursements by Adviser (See Note 3)	(354,198)
Expenses paid indirectly by broker (See Note 6)	(1,636)
Total credits and reimbursements	(355,834)
Net Expenses	358,287
Net Investment Income	213,182
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency:
Net realized gain on investments	3,598,491
Net realized loss on foreign currency transactions	(92)
Net realized gain on investments and foreign currency transactions	3,598,399
Net change in unrealized appreciation/depreciation:
on investments	(2,681,833)
on foreign currency translations	(1,513)
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,683,346)
Net Realized and Unrealized Gain/(Loss) on Investments and Foreign Currency	915,053
Net Increase in Net Assets Resulting from Operations	$1,128,235

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Statement of Changes in Net Assets

	Year Ended	Year Ended
	March 31, 2022	March 31, 2021
Operations:
Net investment income	$213,182	$487,639
Net realized gain on investments and foreign currency transactions	3,598,399	2,865,198
Net change in unrealized appreciation/depreciation on investments and foreign currency translations	(2,683,346)	12,175,294
Net Increase in Net Assets Resulting from Operations	1,128,235	15,528,131
Distributions to Shareholders:
Accumulated earnings
Class AAA	(1,407,628)	(729,796)
Class A	(1,524,724)	(713,486)
Class C	(326,226)	(336,325)
Class I	(1,843,131)	(898,966)
Total Distributions to Shareholders	(5,101,709)	(2,678,573)

Capital Share Transactions:
Class AAA	563,566	(442,934)
Class A	474,394	413,909
Class C	(1,173,731)	(2,470,726)
Class I	1,353,584	(812,005)
Net Increase/(Decrease) in Net Assets from Capital Share Transactions	1,217,813	(3,311,756)

Net Increase/ (Decrease) in Net Assets	(2,755,661)	9,537,802
Net Assets:
Beginning of year	38,540,170	29,002,368
End of year	$35,784,509	$38,540,170

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Financial Highlights

Selected data for a share of capital stock outstanding throughout each year:

		Income (Loss) from Investment Operations				Distributions							Ratios to Average Net Assets/Supplemental Data
Year Ended March 31	Net Asset Value, Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Investments	Total from Investment Operations	Net Investment Income	Net Realized Gain on Investments	Total Distributions	Redemption Fees(a)		Net Asset Value, End of Year	Total Return†	Net Assets, End of Year (in 000’s)	Net Investment Income (Loss)	Operating Expenses Before Reimbursement(b)	Operating Expenses Net of Reimbursement	Portfolio Turnover Rate
Class AAA
2022	$15.25	$0.08		$0.44	$0.52	$(0.23)	$(1.91)	$(2.14)	$—		$13.63	2.53%	$9,982	0.52%	1.85%	0.90%	34%
2021	10.40	0.19		5.73	5.92	(0.09)	(0.98)	(1.07)	—		15.25	58.17	10,547	1.42	1.91	0.90	18
2020	14.03	0.16	(c)	(1.59)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(d)	10.40	(13.50)	7,530	1.13 (c)	1.92	1.14	18
2019	15.35	0.07		(0.37)	(0.30)	—	(1.02)	(1.02)	0.00	(d)	14.03	(1.92)	11,227	0.49	1.87	1.25	29
2018	15.57	(0.02)		0.64	0.62	(0.04)	(0.80)	(0.84)	0.00	(d)	15.35	3.85	13,665	(0.10)	1.73	1.25	8
Class A
2022	$15.23	$0.09		$0.43	$0.52	$(0.23)	$(1.91)	$(2.14)	$—		$13.61	2.54%	$10,647	0.54%	1.85%	0.90%	34%
2021	10.39	0.19		5.72	5.91	(0.09)	(0.98)	(1.07)	—		15.23	58.13	11,335	1.41	1.91	0.90	18
2020	14.02	0.15	(c)	(1.58)	(1.43)	(0.09)	(2.11)	(2.20)	0.00	(d)	10.39	(13.51)	7,455	1.11 (c)	1.92	1.13	18
2019	15.33	0.08		(0.37)	(0.29)	—	(1.02)	(1.02)	0.00	(d)	14.02	(1.85)	8,958	0.51	1.87	1.25	29
2018	15.55	(0.02)		0.64	0.62	(0.04)	(0.80)	(0.84)	0.00	(d)	15.33	3.85	16,280	(0.10)	1.73	1.25	8
Class C
2022	$13.59	$0.10		$0.38	$0.48	$(0.23)	$(1.91)	$(2.14)	$—		$11.93	2.55%	$1,679	0.70%	2.59%	0.90%	34%
2021	9.35	0.17		5.14	5.31	(0.09)	(0.98)	(1.07)	—		13.59	58.18	3,040	1.44	2.66	0.90	18
2020	12.80	0.08	(c)	(1.42)	(1.34)	—	(2.11)	(2.11)	0.00	(d)	9.35	(13.93)	4,022	0.60 (c)	2.67	1.68	18
2019	14.20	(0.03)		(0.35)	(0.38)	—	(1.02)	(1.02)	0.00	(d)	12.80	(2.65)	7,347	(0.25)	2.62	2.00	29
2018	14.53	(0.13)		0.60	0.47	—	(0.80)	(0.80)	0.00	(d)	14.20	3.11	9,176	(0.85)	2.48	2.00	8
Class I
2022	$15.72	$0.08		$0.45	$0.53	$(0.23)	$(1.91)	$(2.14)	$—		$14.11	2.52%	$13,477	0.52%	1.60%	0.90%	34%
2021	10.70	0.19		5.90	6.09	(0.09)	(0.98)	(1.07)	—		15.72	58.13	13,618	1.41	1.66	0.90	18
2020	14.38	0.19	(c)	(1.64)	(1.45)	(0.12)	(2.11)	(2.23)	0.00	(d)	10.70	(13.32)	9,995	1.30 (c)	1.67	0.97	18
2019	15.67	0.11		(0.38)	(0.27)	—	(1.02)	(1.02)	0.00	(d)	14.38	(1.68)	15,660	0.74	1.62	1.00	29
2018	15.87	0.03		0.65	0.68	(0.08)	(0.80)	(0.88)	0.00	(d)	15.67	4.17	19,155	0.18	1.48	1.00	8

†	Total return represents aggregate total return of a hypothetical investment at the beginning of the year and sold at the end of the year including reinvestment of distributions and does not reflect the applicable sales charges.

(a)	Per share amounts have been calculated using the average shares outstanding method.

(b)	The Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. For all periods presented, there was no impact on the expense ratios.

(c)	Includes income resulting from special dividends. Without these dividends, the per share income amounts would have been $0.13 (Class AAA and Class A), $0.05 (Class C), and $0.16 (Class I), respectively, and the net investment income ratio would have been 0.94% (Class AAA), 0.92% (Class A), 0.42% (Class C), and 1.12% (Class I), respectively.

(d)	Amount represents less than $0.005 per share.

See accompanying notes to financial statements.

Gabelli ESG Fund, Inc.

Notes to Financial Statements

1. Organization. The Gabelli ESG Fund, Inc. was incorporated on March 1, 2007 in Maryland. The Fund is a diversified open-end management investment company registered under the Investment Company Act of 1940, as amended (the 1940 Act). The Fund’s primary objective is to seek capital appreciation. The Fund seeks to achieve its objective by investing substantially all, and in any case no less than 80%, of its assets in common stocks and preferred stocks of companies that meet the Fund’s guidelines for social responsibility at the time of investment. The Fund commenced investment operations on June 1, 2007.

2. Significant Accounting Policies. As an investment company, the Fund follows the investment company accounting and reporting guidance, which is part of U.S. generally accepted accounting principles (GAAP) that may require the use of management estimates and assumptions in the preparation of its financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.

The global outbreak of the novel coronavirus disease, known as COVID-19, has caused adverse effects on many companies, sectors, nations, regions, and the markets in general, and may continue for an unpredictable duration. The effects of this pandemic may materially impact the value and performance of the Fund, its ability to buy and sell fund investments at appropriate valuations, and its ability to achieve its investment objectives.

Security Valuation. Portfolio securities listed or traded on a nationally recognized securities exchange or traded in the U.S. over-the-counter market for which market quotations are readily available are valued at the last quoted sale price or a market’s official closing price as of the close of business on the day the securities are being valued. If there were no sales that day, the security is valued at the average of the closing bid and asked prices or, if there were no asked prices quoted on that day, then the security is valued at the closing bid price on that day. If no bid or asked prices are quoted on such day, the security is valued at the most recently available price or, if the Board of Directors (the Board) so determines, by such other method as the Board shall determine in good faith to reflect its fair market value. Portfolio securities traded on more than one national securities exchange or market are valued according to the broadest and most representative market, as determined by Gabelli Funds, LLC (the Adviser).

Portfolio securities primarily traded on a foreign market are generally valued at the preceding closing values of such securities on the relevant market, but may be fair valued pursuant to procedures established by the Board if market conditions change significantly after the close of the foreign market, but prior to the close of business on the day the securities are being valued. Debt obligations for which market quotations are readily available are valued at the average of the latest bid and asked prices. If there were no asked prices quoted on such day, the security is valued using the closing bid price, unless the Board determines such amount does not reflect the securities’ fair value, in which case these securities will be fair valued as determined by the Board. Certain securities are valued principally using dealer quotations. Futures contracts are valued at the closing settlement price of the exchange or board of trade on which the applicable contract is traded. OTC futures and options on futures for which market quotations are readily available will be valued by quotations received from a pricing service or, if no quotations are available from a pricing service, by quotations obtained from one of more dealers in the instrument in question by the Adviser.

Securities and assets for which market quotations are not readily available are fair valued as determined by the Board. Fair valuation methodologies and procedures may include, but are not limited to: analysis and review of available financial and non-financial information about the company; comparisons with the valuation and changes in valuation of similar securities, including a comparison of foreign securities with the equivalent U.S.

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

dollar value American Depositary Receipt securities at the close of the U.S. exchange; and evaluation of any other information that could be indicative of the value of the security.

The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

●	Level 1 — quoted prices in active markets for identical securities;

●	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and

●	Level 3 — significant unobservable inputs (including the Board’s determinations as to the fair value of investments).

A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input both individually and in the aggregate that is significant to the fair value measurement. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of the Fund’s investments in securities by inputs used to value the Fund’s investments as of March 31, 2022 is as follows:

	Valuation Inputs
	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Total Market Value at 03/31/22
INVESTMENTS IN SECURITIES:
ASSETS (Market Value):
Common Stocks (a)	$34,573,210	—	$34,573,210
U.S. Government Obligations	—	$1,533,634	1,533,634
TOTAL INVESTMENTS IN SECURITIES – ASSETS	$34,573,210	$1,533,634	$36,106,844

(a)	Please refer to the Schedule of Investments for the industry classifications of these portfolio holdings.

There were no Level 3 investments at March 31, 2022 or March 31, 2021.

Additional Information to Evaluate Qualitative Information.

General. The Fund uses recognized industry pricing services – approved by the Board and unaffiliated with the Adviser – to value most of its securities, and uses broker quotes provided by market makers of securities not valued by these and other recognized pricing sources. Several different pricing feeds are received to value domestic equity securities, international equity securities, preferred equity securities, and fixed income securities. The data within these feeds are ultimately sourced from major stock exchanges and trading systems where these securities trade. The prices supplied by external sources are checked by obtaining quotations or actual transaction prices from market participants. If a price obtained from the pricing source is deemed unreliable, prices will be sought from another pricing service or from a broker/dealer that trades that security or similar securities.

Fair Valuation. Fair valued securities may be common or preferred equities, warrants, options, rights, or fixed income obligations. Where appropriate, Level 3 securities are those for which market quotations are not

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

available, such as securities not traded for several days, or for which current bids are not available, or which are restricted as to transfer. When fair valuing a security, factors to consider include recent prices of comparable securities that are publicly traded, reliable prices of securities not publicly traded, the use of valuation models, current analyst reports, valuing the income or cash flow of the issuer, or cost if the preceding factors do not apply. A significant change in the unobservable inputs could result in a lower or higher value in Level 3 securities. The circumstances of Level 3 securities are frequently monitored to determine if fair valuation measures continue to apply.

The Adviser reports quarterly to the Board the results of the application of fair valuation policies and procedures. These may include backtesting the prices realized in subsequent trades of these fair valued securities to fair values previously recognized.

Investments in other Investment Companies. The Fund may invest, from time to time, in shares of other investment companies (or entities that would be considered investment companies but are excluded from the definition pursuant to certain exceptions under the 1940 Act) (the Acquired Funds) in accordance with the 1940 Act and related rules. Shareholders in the Fund would bear the pro rata portion of the periodic expenses of the Acquired Funds in addition to the Fund’s expenses. During the fiscal year ended March 31, 2022, the Fund did not incur periodic expenses charged by Acquired Funds.

Foreign Currency Translations. The books and records of the Fund are maintained in U.S. dollars. Foreign currencies, investments, and other assets and liabilities are translated into U.S. dollars at current exchange rates. Purchases and sales of investment securities, income, and expenses are translated at the exchange rate prevailing on the respective dates of such transactions. Unrealized gains and losses that result from changes in foreign exchange rates and/or changes in market prices of securities have been included in unrealized appreciation/depreciation on investments and foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amounts actually received. The portion of foreign currency gains and losses related to fluctuation in exchange rates between the initial purchase trade date and subsequent sale trade date is included in realized gain/(loss) on investments.

Foreign Securities. The Fund may directly purchase securities of foreign issuers. Investing in securities of foreign issuers involves special risks not typically associated with investing in securities of U.S. issuers. The risks include possible revaluation of currencies, the inability to repatriate funds, less complete financial information about companies, and possible future adverse political and economic developments. Moreover, securities of many foreign issuers and their markets may be less liquid and their prices more volatile than securities of comparable U.S. issuers.

Foreign Taxes. The Fund may be subject to foreign taxes on income, gains on investments, or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.

Restricted Securities. The Fund may invest up to 15% of its net assets in securities for which the markets are restricted. Restricted securities include securities whose disposition is subject to substantial legal or contractual restrictions. The sale of restricted securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than the sale of securities eligible for trading on national securities

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

exchanges or in the over-the-counter markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Securities freely saleable among qualified institutional investors under special rules adopted by the SEC may be treated as liquid if they satisfy liquidity standards established by the Board. The continued liquidity of such securities is not as well assured as that of publicly traded securities, and accordingly the Board will monitor their liquidity. At March 31, 2022, the Fund did not hold any restricted securities.

Securities Transactions and Investment Income. Securities transactions are accounted for on the trade date with realized gain/(loss) on investments determined by using the identified cost method. Interest income (including amortization of premium and accretion of discount) is recorded on an accrual basis. Premiums and discounts on debt securities are amortized using the effective yield to maturity method or amortized to earliest call date, if applicable. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities that are recorded as soon after the ex-dividend date as the Fund becomes aware of such dividends.

Determination of Net Asset Value and Calculation of Expenses. Certain administrative expenses are common to, and allocated among, various affiliated funds. Such allocations are made on the basis of each fund’s average net assets or other criteria directly affecting the expenses as determined by the Adviser pursuant to procedures established by the Board.

In calculating the NAV per share of each class, investment income, realized and unrealized gains and losses, redemption fees, and expenses other than class specific expenses are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Distribution expenses are borne solely by the class incurring the expense.

Distributions to Shareholders. Distributions to shareholders are recorded on the ex-dividend date. Distributions to shareholders are based on income and capital gains as determined in accordance with federal income tax regulations, which may differ from income and capital gains as determined under GAAP. These differences are primarily due to differing treatments of income and gains on various investment securities and foreign currency transactions held by the Fund, timing differences, and differing characterizations of distributions made by the Fund. Distributions from net investment income for federal income tax purposes include net realized gains on foreign currency transactions. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, adjustments are made to the appropriate capital accounts in the period when the differences arise. Permanent differences were primarily due to the recharacterization of dividends and disallowed expenses. These reclassifications have no impact on the NAV of the Fund. For the fiscal year ended March 31, 2022, reclassifications were made to decrease paid-in capital by $1,232 with offsetting adjustments to total distributable earnings.

The tax character of distributions paid during the fiscal years ended March 31, 2022 and 2021 was as follows:

	Year Ended March 31, 2022	Year Ended March 31, 2021
Distributions paid from:
Ordinary income	$783,314	$452,669
Net long term capital gains	4,318,395	2,225,904
Total distributions paid	$5,101,709	$2,678,573

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

Provision for Income Taxes. The Fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (the Code). It is the policy of the Fund to comply with the requirements of the Code applicable to regulated investment companies and to distribute substantially all of its net investment company taxable income and net capital gains. Therefore, no provision for federal income taxes is required.

At March 31, 2022, the components of accumulated earnings/losses on a tax basis were as follows:

Undistributed ordinary income	$535,266
Undistributed long term capital gains	748,887
Net unrealized appreciation on investments and foreign currency translations	10,178,262
Total	$11,462,415

At March 31, 2022, the temporary difference between book basis and tax basis unrealized appreciation on investments was primarily due to the deferral of losses from wash sales for tax purposes and spinoff adjustments.

The following summarizes the tax cost of investments and the related net unrealized appreciation at March 31, 2022:

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
	Cost	Appreciation	Depreciation	Appreciation
Investments	$25,928,366	$11,349,789	$(1,171,527)	$10,178,262

The Fund is required to evaluate tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Income tax and related interest and penalties would be recognized by the Fund as tax expense in the Statement of Operations if the tax positions were deemed not to meet the more-likely-than-not threshold. During the fiscal year ended March 31, 2022, the Fund incurred an excise tax expense of $1,232. As of March 31, 2022, the Adviser has reviewed all open tax years and concluded that there was no impact to the Fund’s net assets or results of operations. The Fund’s federal and state tax returns for the prior three fiscal years remain open, subject to examination. On an ongoing basis, the Adviser will monitor the Fund’s tax positions to determine if adjustments to this conclusion are necessary.

3. Investment Advisory Agreement and Other Transactions. The Fund has entered into an investment advisory agreement (the Advisory Agreement) with the Adviser which provides that the Fund will pay the Adviser a fee, computed daily and paid monthly, at the annual rate of 1.00% of the value of its average daily net assets. In accordance with the Advisory Agreement, the Adviser provides a continuous investment program for the Fund’s portfolio, oversees the administration of all aspects of the Fund’s business and affairs, and pays the compensation of all Officers and Directors of the Fund who are affiliated persons of the Adviser.

The Adviser amended its contractual agreement with respect to each share class of the Fund to waive its investment advisory fees and/or to reimburse expenses to the extent necessary to maintain the annualized total operating expenses of the Fund (excluding brokerage costs, acquired fund fees and expenses, interest, taxes, and extraordinary expenses) until at least July 31, 2022 at no more than 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. During the fiscal year ended March 31, 2022, the Adviser reimbursed the Fund in the amount of $354,198. In addition, the Fund has agreed, during the three

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

year period following any waiver or reimbursement by the Adviser, to repay such amount to the extent, that after giving effect to the repayment, such adjusted annualized total operating expenses of the Fund would not exceed 0.90% of the value of the Fund’s average daily net assets for each share class of the Fund. The arrangement is renewable annually. At March 31, 2022, the cumulative amount which the Fund may repay the Adviser, subject to the terms above, is $926,473:

For the fiscal year ended March 31, 2020, expiring March 31, 2023	$226,135
For the fiscal year ended March 31, 2021, expiring March 31, 2024	346,140
For the fiscal year ended March 31, 2022, expiring March 31, 2025	354,198
$926,473

4. Distribution Plan. The Fund’s Board has adopted a distribution plan (the Plan) for each class of shares, except for Class I Shares, pursuant to Rule 12b-1 under the 1940 Act. Under the Class AAA, Class A, and Class C Share Plans, payments are authorized to G.distributors, LLC (the Distributor), an affiliate of the Adviser, at annual rates of 0.25%, 0.25%, and 1.00%, respectively, of the average daily net assets of those classes, the annual limitations under each Plan. Such payments are accrued daily and paid monthly.

5. Portfolio Securities. Purchases and sales of securities during the fiscal year ended March 31, 2022, other than short term securities and U.S. Government obligations, aggregated $12,841,558 and $15,886,992, respectively.

6. Transactions with Affiliates and Other Arrangements. During the fiscal year ended March 31, 2022, the Fund paid $309 in brokerage commissions on security trades to G.research, LLC, an affiliate of the Adviser.

During the fiscal year ended March 31, 2022, the Fund received credits from a designated broker who agreed to pay certain Fund operating expenses. The amount of such expenses paid through this directed brokerage arrangement during this period was $1,636.

The cost of calculating the Fund’s NAV per share is a Fund expense pursuant to the Advisory Agreement. Under the sub-administration agreement with Bank of New York Mellon, the fees paid include the cost of calculating the Fund’s NAV. The Fund reimburses the Adviser for this service. The Adviser did not seek a reimbursement during the fiscal year ended March 31, 2022.

The Corporation pays retainer and per meeting fees to Directors not affiliated with the Adviser, plus specified amounts to the Lead Director and Audit Committee Chairman. Directors are also reimbursed for out of pocket expenses incurred in attending meetings. Directors who are directors or employees of the Adviser or an affiliated company receive no compensation or expense reimbursement from the Corporation.

7.  Capital Stock. The Fund offered four classes of shares – Class AAA Shares, Class A Shares, Class C Shares, and Class I Shares. Effective January 27, 2020, (the Effective Date) the Fund’s Class AAA, Class A and Class C Shares “closed to purchases from new investors”. “Closed to purchases from new investors” means (i) with respect to the Class AAA and Class A shares, no new investors may purchase shares of such classes, but existing shareholders may continue to purchase additional shares of such classes after the Effective Date, and (ii) with respect to Class C Shares, neither new investors nor existing shareholders may purchase any additional shares of such class after the Effective Date. These changes will have no effect on existing shareholders’ ability to redeem shares of the Fund as described in the Fund’s Prospectus. Additionally on the Effective Date, Class I shares of the Fund became available to investors with a minimum initial investment amount of $1,000 and

Gabelli ESG Fund, Inc.

Notes to Financial Statements (Continued)

purchasing shares directly through the Distributor, or investors purchasing Class I shares through brokers or financial intermediaries that have entered into selling agreements with the Distributor specifically with respect to Class I shares.

The Fund imposes a redemption fee of 2.00% on all classes of shares that are redeemed or exchanged on or before the seventh day after the date of a purchase. The redemption fee is deducted from the proceeds otherwise payable to the redeeming shareholders and is retained by the Fund as an increase in paid-in capital. The redemption fees retained by the Fund during the fiscal years ended March 31, 2022 and 2021, if any, can be found in the Statement of Changes in Net Assets under Redemption Fees.

Transactions in shares of capital stock were as follows:

	Year Ended March 31, 2022		Year Ended March 31, 2021
	Shares	Amount	Shares	Amount
Class AAA
Shares sold	7,525	$118,061	9,634	$130,643
Shares issued upon reinvestment of distributions	96,102	1,392,519	53,104	722,217
Shares redeemed	(62,680)	(947,014)	(95,179)	(1,295,794)
Net increase/(decrease)	40,947	$563,566	(32,441)	$(442,934)
Class A
Shares sold	53,841	$832,881	103,474	$1,410,799
Shares issued upon reinvestment of distributions	99,686	1,442,456	49,569	673,149
Shares redeemed	(115,184)	(1,800,943)	(126,568)	(1,670,039)
Net increase	38,343	$474,394	26,475	$413,909
Class C
Shares issued upon reinvestment of distributions	25,728	$326,226	27,750	$336,325
Shares redeemed	(108,539)	(1,499,957)	(234,132)	(2,807,051)
Net decrease	(82,811)	$(1,173,731)	(206,382)	$(2,470,726)
Class I
Shares sold	75,995	$1,238,767	103,984	$1,472,638
Shares issued upon reinvestment of distributions	119,990	1,799,854	62,608	877,767
Shares redeemed	(106,970)	(1,685,037)	(234,636)	(3,162,410)
Net increase/(decrease)	89,015	$1,353,584	(68,044)	$(812,005)

8. Indemnifications. The Fund enters into contracts that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events. Management has evaluated the impact on the Fund of all subsequent events occurring through the date the financial statements were issued and has determined that there were no subsequent events requiring recognition or disclosure in the financial statements.

Gabelli ESG Fund, Inc.

Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of

Gabelli ESG Fund, Inc.:

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Gabelli ESG Fund, Inc. (the “Fund”) as of March 31, 2022, the related statement of operations for the year ended March 31, 2022, the statement of changes in net assets for each of the two years in the period ended March 31, 2022, including the related notes, and the financial highlights for each of the five years in the period ended March 31, 2022 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2022, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2022 and the financial highlights for each of the five years in the period ended March 31, 2022 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2022 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York

May 25, 2022

We have served as the auditor of one or more investment companies in the Gabelli/GAMCO Fund Complex since 1986.

Gabelli ESG Fund, Inc.

Additional Fund Information (Unaudited)

The business and affairs of the Fund are managed under the direction of the Fund’s Board of Directors. Information pertaining to the Directors and officers of the Fund is set forth below. The Fund’s Statement of Additional Information includes additional information about the Fund’s Directors and is available without charge, upon request, by calling 800-GABELLI (800-422-3554) or by writing to The Gabelli ESG Fund at One Corporate Center, Rye, NY 10580-1422.

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Number of Funds in Fund Complex Overseen by Director	Principal Occupation(s) During Past Five Years	Other Directorships Held by Director[3]
INTERESTED DIRECTOR[4]:

Mario J. Gabelli, CFA Director and Chief Investment Officer Age: 79	Since 2007	31[5]	Chairman, Chief Executive Officer, and Chief Investment Officer – Value Portfolios of GAMCO Investors, Inc. and Chief Investment Officer – Value Portfolios of Gabelli Funds, LLC and GAMCO Asset Management Inc.; Director/ Trustee or Chief Investment Officer of other registered investment companies within the Fund Complex; Chief Executive Officer of GGCP, Inc.; Executive Chairman of Associated Capital Group, Inc.

Director of Morgan Group Holdings, Inc. (holding company); Chairman of the Board and Chief Executive Officer of LICT Corp. (multimedia and communication services company); Director of CIBL, Inc. (broadcasting and wireless communications); Director of ICTC Group Inc. (communications) (2013-2018)

INDEPENDENT DIRECTORS[6]:
Clarence A. Davis[7] Director Age: 80	Since 2007	3	Former Chief Executive Officer of Nestor, Inc. (2007-2009); Former Chief Operating Officer (2000-2005) and Chief Financial Officer (1999- 2000) of the American Institute of Certified Public Accountants	Director of Telephone & Data Systems, Inc. (telephone services); Director of Pennichuck Corp. (water supply) (2009- 2012); Director, PMV Consumer Acquisition Corp.

Vincent D. Enright Director Age: 78	Since 2007	17	Former Senior Vice President and Chief Financial Officer of KeySpan Corp. (public utility) (1994-1998)	Director of Echo Therapeutics, Inc. (therapeutics and diagnostics) (2008-2014); Director of The LGL Group, Inc. (diversified manufacturing) (2011-2014)

William F. Heitman Director Age: 73	Since 2012	4	Managing Director and Senior Advisor of Perlmutter Investment Company (real estate); Senior Vice President of Finance, Verizon Communications, and President, Verizon Investment Management (1971- 2011)	Director and Audit Committee Chair of Syncreon (contract logistics provider) (2011-2019)

Anthonie C. van Ekris[7] Director Age: 87	Since 2007	23	Chairman and Chief Executive Officer of BALMAC International, Inc. (global import/ export company)	—

Gabelli ESG Fund, Inc.

Additional Fund Information (Continued) (Unaudited)

Name, Position(s) Address[1] and Age	Term of Office and Length of Time Served[2]	Principal Occupation(s) During Past Five Years
OFFICERS:
Bruce N. Alpert President Age: 70	Since 2007	Executive Vice President and Chief Operating Officer of Gabelli Funds, LLC since 1988; Officer of registered investment companies within the Fund Complex; Senior Vice President of GAMCO Investors, Inc. since 2008; Vice President – Mutual Funds, G.research, LLC

John C. Ball Treasurer Age: 46	Since 2017	Treasurer of registered investment companies within the Fund Complex since 2017; Vice President and Assistant Treasurer of AMG Funds, 2014-2017; Chief Executive Officer, G.distributors, LLC since December 2020

Peter Goldstein Secretary Age: 68	Since 2020	General Counsel, Gabelli Funds, LLC since July 2020; General Counsel and Chief Compliance Officer, Buckingham Capital Management, Inc. (2012-2020); Chief Legal Officer and Chief Compliance Officer, The Buckingham Research Group, Inc. (2012-2020)

Richard J. Walz Chief Compliance Office Age: 62	Since 2013	Chief Compliance Officer of registered investment companies within the Fund Complex since 2013; Chief Compliance Office for Gabelli Funds, LLC since 2015

Daniel Plourde Vice President Age: 41	Since 2021	Vice President of registered investment companies within the Fund Complex since 2021; Assistant Treasurer of the North American SPDR ETFs and State Street Global Advisors Mutual Funds (2017-2021); Fund Administration at State Street Bank (2009-2017)

[1]	Address: One Corporate Center, Rye, NY 10580-1422, unless otherwise noted.

[2]	Each Director will hold office for an indefinite term until the earliest of (i) the next meeting of shareholders, if any, called for the purpose of considering the election or re-election of such Director and until the election and qualification of his or her successor, if any, elected at such meeting, or (ii) the date a Director resigns or retires, or a Director is removed by the Board of Directors or shareholders, in accordance with the Fund’s By-Laws and Articles of Incorporation. For officers, includes time served in prior officer positions with the Fund. Each officer will hold office for an indefinite term until the date he or she resigns or retires or until his or her successor is elected and qualified.

[3]	This column includes only directorships of companies required to report to the SEC under the Securities Exchange Act of 1934, as amended, i.e., public companies, or other investment companies registered under the 1940 Act.

[4]	“Interested person” of the Fund as defined in the 1940 Act. Mr. Gabelli is considered an “interested person” because of his affiliation with Gabelli Funds, LLC which acts as the Fund’s investment adviser.

[5]	As of March 31, 2022, there was a total of 48 registered investment companies in the Fund Complex. Of the 48 registered investment companies, Mr. Gabelli serves as a director or trustee for 31 funds, sole portfolio manager of 6 funds, and part of the portfolio management team of 15 funds.

[6]	Directors who are not interested persons are considered “Independent” Directors.

[7]	Mr. Davis is a director of PMV Consumer Acquisition Corp. and Mr. van Ekris is an independent director of Gabelli International Ltd., Gabelli Fund LDC, GAMA Capital Opportunities Master Ltd., and GAMCO International SICAV, which may be deemed to be controlled by Mario J. Gabelli and/or affiliates and in that event would be deemed to be under common control with the Fund’s Adviser.

Gabelli Funds and Your Personal Privacy

Who are we?

The Gabelli Funds are investment companies registered with the Securities and Exchange Commission under the Investment Company Act of 1940. We are managed by Gabelli Funds, LLC, which is affiliated with GAMCO Investors, Inc., a publicly held company with subsidiaries and affiliates that provide investment advisory services for a variety of clients.

What kind of non-public information do we collect about you if you become a fund shareholder?

If you apply to open an account directly with us, you will be giving us some non-public information about yourself. The non-public information we collect about you is:

●	Information you give us on your application form. This could include your name, address, telephone number, social security number, bank account number, and other information.

●	Information about your transactions with us, any transactions with our affiliates, and transactions with the entities we hire to provide services to you. This would include information about the shares that you buy or redeem. If we hire someone else to provide services — like a transfer agent — we will also have information about the transactions that you conduct through them.

What information do we disclose and to whom do we disclose it?

We do not disclose any non-public personal information about our customers or former customers to anyone other than our affiliates, our service providers who need to know such information, and as otherwise permitted by law. If you want to find out what the law permits, you can read the privacy rules adopted by the Securities and Exchange Commission. They are in volume 17 of the Code of Federal Regulations, Part 248. The Commission often posts information about its regulations on its website, www.sec.gov.

What do we do to protect your personal information?

We restrict access to non-public personal information about you to the people who need to know that information in order to provide services to you or the fund and to ensure that we are complying with the laws governing the securities business. We maintain physical, electronic, and procedural safeguards to keep your personal information.

This page was intentionally left blank.

Gabelli ESG Fund, Inc.

2022 TAX NOTICE TO SHAREHOLDERS (Unaudited)

For the fiscal year ended March 31, 2022, the Fund paid to shareholders ordinary income distributions (comprised of investment income and short term capital gains) totaling $0.327, $0.327, $0.327, and $0.327 per share for Class AAA, Class A, Class C, and Class I Shares, respectively, and long term capital gains totaling $4,318,395, or the maximum allowable. The distribution of long term capital gains has been designated as a capital gain dividend by the Fund’s Board of Directors. For the fiscal year ended March 31, 2022, 74.03% of the ordinary income distribution qualifies for the dividends received deduction available to corporations. The Fund designates 100% of the ordinary income distribution as qualified dividend income pursuant to the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund designates 0.05% of the ordinary income distribution as qualified interest income pursuant to the Tax Relief, Unemployment Reauthorization, and Job Creation Act of 2010. The Fund designates 100% of the ordinary income distribution as qualified short term gain pursuant to the American Jobs Creation Act of 2004.

U.S. Government Income:

The percentage of the ordinary income distribution paid by the Fund during the fiscal year ended March 31, 2022 which was derived from U.S. Treasury securities was 0.03%. Such income is exempt from state and local tax in all states. However, many states, including New York and California, allow a tax exemption for a portion of the income earned only if a mutual fund has invested at least 50% of its assets at the end of each quarter of the Fund’s fiscal year in U.S. Government securities. The Gabelli ESG Fund did not meet this strict requirement in 2022. The percentage of U.S. Government securities held as of March 31, 2022 was 4.3%. Due to the diversity in state and local tax law, it is recommended that you consult your personal tax adviser as to the applicability of the information provided to your specific situation.

All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of the Fund to designate the maximum amount permitted under the Internal Revenue Code and the regulations thereunder.

GABELLI ESG FUND, INC.

One Corporate Center

Rye, NY 10580-1422

Portfolio Management Team Biographies

Christopher C. Desmarais joined GAMCO Investors, Inc. in 1993. Currently he is a Managing Director of GAMCO Asset Management, Inc., a portfolio manager of Gabelli Funds, LLC, as well as the Director of Socially Responsive Investments. He is a co-portfolio manager of the Fund, and his responsibilities also include marketing and client service of GAMCO’s Value, Growth, and International capabilities for institutional, endowment, and family office clients as well as direct oversight of all of the Firm’s ESG equity products. He is a graduate of Fairfield University with a BA in Economics.

Christopher J. Marangi joined Gabelli in 2003 as a research analyst. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Marangi graduated magna cum laude and Phi Beta Kappa with a BA in Political Economy from Williams College and holds an MBA degree with honors from Columbia Business School.

Kevin V. Dreyer joined Gabelli in 2005 as a research analyst covering companies within the consumer sector. Currently he is a Managing Director and Co-Chief Investment Officer for GAMCO Investors, Inc.’s Value team. In addition, he serves as a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Mr. Dreyer received a BSE from the University of Pennsylvania and an MBA degree from Columbia Business School.

Ian Lapey joined Gabelli in October 2018 as a portfolio manager. Prior to joining Gabelli, Mr. Lapey was a research analyst and partner at Moerus Capital Management LLC. Prior to joining Moerus, he was a partner, research analyst, and a portfolio manager at Third Avenue Management. Mr. Lapey holds an MBA degree in Finance and Statistics from the Stern School of Business at New York University. He also holds a Master’s degree in Accounting from Northeastern University and a BA in Economics from Williams College.

Melody Prenner Bryant joined GAMCO Investors, Inc. in September 2018 and is a portfolio manager of Gabelli Funds, LLC and manages several funds within the Fund Complex. Previously, Ms. Prenner Bryant was a managing director and chief investment officer for Trevor Stewart Burton & Jacobsen Inc., a New York based registered investment adviser. She has held senior and portfolio management positions at Neuberger Berman, LLC, John A. Levin & Co., and Kempner Asset Management. Ms. Prenner Bryant received her BA in Political Science from The State University of New York at Binghamton and attended the Leonard N. Stern School of Business, New York University.

GABELLI ESG FUND, INC.

One Corporate Center

Rye, New York 10580-1422

t	800-GABELLI (800-422-3554)
f	914-921-5118
e	info@gabelli.com
GABELLI.COM

Net Asset Values per share available daily
by calling 800-GABELLI after 7:00 P.M.

BOARD OF DIRECTORS

Mario J. Gabelli, CFA

Chairman and

Chief Executive Officer,

GAMCO Investors, Inc.

Executive Chairman,

Associated Capital Group Inc.

Clarence A. Davis
Former Chief
Executive Officer,
Nestor, Inc.

Vincent D. Enright
Former Senior Vice
President and
Chief Financial Officer,
KeySpan Corp.

William F. Heitmann
Former Senior Vice
President of Finance,

Verizon Communications, Inc

Anthonie C. van Ekris
Chairman,
BALMAC International, Inc.

OFFICERS

Bruce N. Alpert

President

John C. Ball

Treasurer

Peter Goldstein

Secretary and Vice President

Richard J. Walz

Chief Compliance Office

Daniel Plourde

Vice President

DISTRIBUTOR

G.distributors, LLC

CUSTODIAN

The Bank of New York Mellon

TRANSFER AGENT, AND
DIVIDEND DISBURSING
AGENT

DST Asset Manager

Solutions, Inc.

LEGAL COUNSEL

Paul Hastings LLP

This report is submitted for the general information of the shareholders of the Gabelli ESG Fund Inc. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

GAB1794Q122AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.
(c)	There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics description.
(d)	The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

Item 3. Audit Committee Financial Expert.

As of the end of the period covered by the report, the registrant’s board of directors has determined that Vincent D. Enright is qualified to serve as audit committee financial expert serving on its audit committee and that he is “independent,” as defined by Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $24,401 for 2021 and $24,401 for 2022.

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for 2021 and $0 for 2022.

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $4,180 for 2021 and $4,180 for 2022. Tax fees represent tax compliance services provided in connection with the review of the Registrant’s tax returns.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are $0 for 2021 and $0 for 2022.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

Pre-Approval Policies and Procedures. The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to the Adviser, Gabelli Funds, LLC, and any affiliate of Gabelli Funds, LLC (“Gabelli”) that provides services to the registrant (a “Covered Services Provider”) if the independent registered public accounting firm’s engagement related directly to the operations and financial reporting of the registrant. The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson must report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s). The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to the other persons (other than Gabelli or the registrant’s officers). Pre-approval by the Committee of any permissible non-audit services is not required so long as: (i) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (ii) such services are promptly brought to the attention of the Committee and approved by the Committee or Chairperson prior to the completion of the audit.

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) N/A

(c) 0%

(d) N/A

(f)	The percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees was less than fifty percent.

(g)	The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $0 for 2021 and $0 for 2022.

(h)	The registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i)	Not Applicable.

(j)	The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(2)(1)	Not applicable.

(a)(2)(2)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Gabelli ESG Fund, Inc.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	June 3, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Bruce N. Alpert
Bruce N. Alpert, Principal Executive Officer

Date	June 3, 2022

By (Signature and Title)*	/s/ John C. Ball
John C. Ball, Principal Financial Officer and Treasurer

Date	June 3, 2022

* Print the name and title of each signing officer under his or her signature.